Consolidated Statements of Changes in Equity - TWD ($) $ in Thousands	Total	Capital surplus [member]	Legal reserve [member]	Unappropriated earnings (deficit) [member]	Subtotal [member]	Cumulative translation differences [member]	Unrealized gains (losses) on available-for-sale financial assets [member]	Unrealized gains (losses) on cash flow hedges [member]	Subtotal [member]	Equity attributable to shareholders of AU Optronics Corp. [member]	Non-controlling interests [member]	Common stock [member]
Balance ending at Dec. 31, 2014	$ 173,986,932	$ 59,258,041	$ 401,750	$ (7,058,273)	$ (6,656,523)	$ 5,766,162	$ 29,107	$ 18,440	$ 5,813,709	$ 154,657,678	$ 19,329,254	$ 96,242,451
Appropriation of earnings
Legal reserve	0	0	1,762,846	(1,762,846)	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(4,812,123)	0	0	(4,812,123)	(4,812,123)	0	0	0	0	(4,812,123)	0	0
Profit (loss) for the year	7,214,009	0	0	7,242,170	7,242,170	0	0	0	0	7,242,170	(28,161)	0
Other comprehensive income, net of tax	(731,692)	0	0	(258,104)	(258,104)	774,034	(568,760)	(3,647)	201,627	(56,477)	(675,215)	0
Total comprehensive income for the year	6,482,317	0	0	6,984,066	6,984,066	774,034	(568,760)	(3,647)	201,627	7,185,693	(703,376)	0
Adjustments to capital surplus and accumulated deficit for changes in investees' equity	(325,876)	172,616	0	(8,586)	(8,586)	0	0	0	0	164,030	(489,906)	0
Differences between acquisition price and carrying amount arising from acquisition of subsidiaries	0	817,191	0	0	0	0	0	0	0	817,191	(817,191)	0
Changes in non-controlling interests	5,329,823	0	0	0	0	0	0	0	0	0	5,329,823	0
Balance ending at Dec. 31, 2015	180,661,073	60,247,848	2,164,596	(6,657,762)	(4,493,166)	6,540,196	(539,653)	14,793	6,015,336	158,012,469	22,648,604	96,242,451
Appropriation of earnings
Legal reserve	0	0	493,196	(493,196)	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(3,368,486)	0	0	(3,368,486)	(3,368,486)	0	0	0	0	(3,368,486)	0	0
Profit (loss) for the year	8,753,357	0	0	9,965,129	9,965,129	0	0	0	0	9,965,129	(1,211,772)	0
Other comprehensive income, net of tax	(7,329,827)	0	0	(224,522)	(224,522)	(6,009,190)	763,952	7,199	(5,238,039)	(5,462,561)	(1,867,266)	0
Total comprehensive income for the year	1,423,530	0	0	9,740,607	9,740,607	(6,009,190)	763,952	7,199	(5,238,039)	4,502,568	(3,079,038)	0
Adjustments to capital surplus and accumulated deficit for changes in investees' equity	(1,775,479)	(290,111)	0	(428,337)	(428,337)	0	0	0	0	(718,448)	(1,057,031)	0
Group reorganization	57,042	20,006	0	0	0	0	0	0	0	20,006	37,036	0
Changes in non-controlling interests	(161,367)	0	0	0	0	0	0	0	0	0	(161,367)	0
Balance ending at Dec. 31, 2016	176,836,313	59,977,743	2,657,792	(1,207,174)	1,450,618	531,006	224,299	21,992	777,297	158,448,109	18,388,204	96,242,451
Appropriation of earnings
Legal reserve	0	0	781,894	(781,894)	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(5,389,577)	0	0	(5,389,577)	(5,389,577)	0	0	0	0	(5,389,577)	0	0
Profit (loss) for the year	40,488,763	0	0	42,609,500	42,609,500	0	0	0	0	42,609,500	(2,120,737)	0
Other comprehensive income, net of tax	(818,853)	0	0	57,881	57,881	(1,651,975)	1,152,732	(21,992)	(521,235)	(463,354)	(355,499)	0
Total comprehensive income for the year	39,669,910	0	0	42,667,381	42,667,381	(1,651,975)	1,152,732	(21,992)	(521,235)	42,146,146	(2,476,236)	0
Adjustments to capital surplus and accumulated deficit for changes in investees' equity	20,055	42,566	0	(16,090)	(16,090)	0	0	0	0	26,476	(6,421)	0
Differences between consideration and carrying amount arising from disposal of interest in subsidiary	0	518,196	0	0	0	0	0	0	0	518,196	(518,196)	0
Changes in non-controlling interests	1,681,150	0	0	0	0	0	0	0	0	0	1,681,150	0
Balance ending at Dec. 31, 2017	$ 212,817,851	$ 60,538,505	$ 3,439,686	$ 35,272,646	$ 38,712,332	$ (1,120,969)	$ 1,377,031	$ 0	$ 256,062	$ 195,749,350	$ 17,068,501	$ 96,242,451